Acquisitions and Divestitures	12 Months Ended
Oct. 31, 2022
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Acquisitions and Divestitures
Note 10: Acquisitions and Divestitures
Acquisitions
The cost of an acquisition is measured at the fair value of the consideration transferred, including contingent consideration. Acquisition-related costs are recognized as an expense in the period in which they are incurred. The identifiable assets acquired and liabilities assumed and contingent consideration are measured at their fair values at the date of acquisition. Goodwill is measured as the excess of the aggregate of the consideration transferred over the net of the fair value of identifiable assets acquired and liabilities assumed. The results of operations of acquired businesses are included in our consolidated financial statements beginning on the date of acquisition.
Bank of the West

On December 20, 2021, we announced a definitive agreement with BNP Paribas to acquire Bank of the West and its subsidiaries for a cash purchase price of US$16.3 billion, or US$13.4 billion net of an
estimated US$2.9
billion of excess capital (at closing). Bank of the West provides a broad range of banking products and services primarily in the Western and Midwestern parts of the U.S. Subject to customary closing conditions, including regulatory approvals, the transaction is expected to close in the first calendar quarter of 2023 and will primarily be part of our U.S. P&C reporting segment.
When the transaction closes, the purchase price will be allocated to the identifiable assets and liabilities of Bank of the West, on the basis of their relative fair values, with the difference recorded as goodwill. The goodwill will not be tax deductible. The fair value of fixed rate loans, securities and deposits is largely dependent on interest rates. If interest rates increase, the fair value of the acquired fixed rate assets (in particular, loans and securities) will decrease, resulting in higher goodwill. If interest rates decrease, the opposite would be true. Conversely, the fair value of floating rate assets (liabilities) and non-maturity
deposits approximates par, providing no natural offset to changes in fair value
.
Changes in goodwill relative to our original assumptions announced on December 20, 2021 will impact capital ratios at close, because goodwill is treated as a deduction from capital under OSFI Basel III rules. In addition, since the purchase price of the acquisition is in U.S. dollars, any change in foreign exchange translation between the Canadian dollar relative to the U.S. dollar between the announcement and the close of the acquisition will result in a change to the Canadian dollar-equivalent goodwill.
To mitigate the impact of changes in interest rates between announcement and close, we entered into pay fixed/receive float interest rate swaps and purchased a portfolio of matched-duration government debt securities and other balance sheet instruments that generate interest income (the impact of which is recorded in Corporate Services). We recorded mark-to-market
gains o
f
 $7,665
million on the swaps for the year ended October 31, 2022 in our Consolidated Statement of Income in
non-interest
revenue, trading revenues, as the swaps do not qualify for hedge accounting. Government debt securities and other instruments, which are measured at amortized cost, generate
d $48
million in our Consolidated Statement of Income in interest, dividend and fee income, securities, for the year ended October 31, 2022.
To mitigate the effects of any changes in the Canadian dollar equivalent of the purchase price on close, we entered into forward contracts, which qualify for hedge accounting. Changes in the fair value of these forward contracts o
f $638 million for the year ended October 31, 2022 are recorded in Other Comprehensive Income until close of the transaction.
Radicle Group Inc.
On July 20, 2022, we announced a definitive agreement to acquire Radicle Group Inc. (Radicle), a Calgary-based leader in sustainability advisory services and solutions, and technology-driven emissions measurement and management. All regulatory approvals for the acquisition have been received and the acquisition is expected to close on December 1, 2022. Radicle will form part of our BMO Capital Markets reporting segment. The impact of this acquisition is not expected to be material to the bank.

Divestitures
Non-current
non-financial
assets (and disposal groups) are classified as
held-for-sale
if their carrying amount will be recovered principally through a sale transaction rather than through continuing use. These assets meet the criteria for classification as held-for-sale
if they are available for immediate sale in their present condition and their sale is considered highly probable to occur within one year.
Non-current
non-financial
assets classified as
held-for-sale
are measured at the lower of their carrying amount and fair value less costs to sell. Any subsequent write-down to fair value less costs to sell is recognized in non-interest
expense in our Consolidated Statement of Income. Any subsequent increase in the fair value less costs to sell, to the extent this does not exceed the cumulative write-down or impact the impairment previously allocated to goodwill, is also recognized in non-interest
expense. Gains on disposals are recognized in
non-interest
revenue
.
EMEA and U.S. Asset Management
On November 8, 2021, we completed the sale of our EMEA
Asset Management
business, part of our BMO Wealth Management operating segment, to Ameriprise Financial Inc. (Ameriprise) for £615 million (CAD$1,038 million) in an all-cash
transaction. On the date of sale, assets and liabilities of approximately $1,779 million and $527 million, respectively, were derecognized. In connection with the
completion of the EMEA portion of the sale, we recognized a before and after tax loss of $29 million relating to foreign currency translation reclassified from accumulated other comprehensive income in equity to non-interest
revenue, foreign exchange gains, other than trading, in our Consolidated Statement of Income in the first quarter. The transaction also included the opportunity for certain BMO asset management clients in the U.S. to move to Ameriprise. These transfers were completed in the first quarter and resulted in tax expense of $22 million. Further transfers of certain U.S. Asset Management clients were completed in the second quarter with no material impact to the bank.
Taplin, Canida & Habacht, LLC
On January 27, 2022, we completed the sale of Taplin, Canida & Habacht, LLC, part of our U.S. asset management business to Loop Capital. The business sold was not considered material to the bank.
Private Bank, Asia
On April 30, 2021, we completed the sale of our Private Banking business in Hong Kong and Singapore, part of our BMO Wealth Management operating segment, to J. Safra Sarasin Group. The business sold was not considered material to the bank.